Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2024
Remeasurements of defined benefit plans [member]
Statement1 [Line Items]
Movement of Reserves
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
At beginning of period	¥159,584	¥197,310	¥214,411
Gains (losses) arising during the period, before tax	50,358	7,417	33,081
Income tax (expense) benefit for changes arising during the period	(15,485)	(2,288)	(10,027)
Amount attributable to non-controlling interests	44	(9)	31
Share of other comprehensive income (loss) of associates and joint ventures	609	33	911
Transfer from other reserves to retained earnings	(35,386)	(42,879)	(41,097)

At end of period	¥159,724	¥159,584	¥197,310

Available-for-sale financial assets [member]
Statement1 [Line Items]
Movement of Reserves
The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
At beginning of period	¥1,575,193	¥1,808,222	¥2,106,255
Gains (losses) arising during the period, before tax	1,506,580	(264,309)	(410,631)
Income tax (expense) benefit for changes arising during the period	(454,951)	81,384	125,617
Reclassification adjustments for (gains) losses included in net profit, before tax	110,509	94,803	113,334
Income tax (expense) benefit for reclassification adjustments	(33,994)	(29,040)	(34,705)
Amount attributable to non-controlling interests	(106)	15	3
Share of other comprehensive income (loss) of associates and joint ventures	8,578	(3,980)	(1,746)
Transfer from other reserves to retained earnings	(204,534)	(111,902)	(89,905)

At end of period	¥2,507,275	¥1,575,193	¥1,808,222

Exchange differences on translating foreign operations [member]
Statement1 [Line Items]
Movement of Reserves
The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
At beginning of period	¥884,790	¥540,242	¥113,646
Gains (losses) arising during the period, before tax	528,441	304,252	404,292
Income tax (expense) benefit for changes arising during the period	(3,447)	2,509	(8,875)
Reclassification adjustments for (gains) losses included in net profit, before tax	(11,258)	5,385	192
Income tax (expense) benefit for reclassification adjustments	3,447	(1,649)	(59)
Amount attributable to non-controlling interests	(3,324)	(311)	(1,624)
Share of other comprehensive income (loss) of associates and joint ventures	4,009	34,362	32,670

At end of period	¥1,402,658	¥884,790	¥540,242

Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
Statement1 [Line Items]
Movement of Reserves
The movements of own credit on financial liabilities designated at fair value through profit or loss reserve for the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
At beginning of period	¥9,433	¥520	¥(3,455)
Gains (losses) arising during the period, before tax	(11,900)	12,847	5,729
Income tax (expense) benefit for changes arising during the period	3,644	(3,934)	(1,754)

At end of period	¥1,177	¥9,433	¥520

Common stock [Member]
Statement1 [Line Items]
Number of Shares
Common Stock
The changes in the number of issued shares of common stock and common stock held by the Company during the fiscal years ended March 31, 2024, 2023 and 2022 were as follows:

	For the fiscal year ended March 31,
	2024		2023		2022
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,374,691,194	30,070,650	1,374,362,102	3,542,321	1,374,040,061	3,612,302
Net change	(37,162,110)	(6,482,784)	329,092	26,528,329	322,041	(69,981)

At end of period	1,337,529,084	23,587,866	1,374,691,194	30,070,650	1,374,362,102	3,542,321

Preferred stock [Member]
Statement1 [Line Items]
Number of Shares
Preferred Stock
The following table shows the number of shares of preferred stock at March 31, 2024 and 2023.

	At March 31, 2024		At March 31, 2023
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—